Consolidated Statements of Cash Flows, Direct - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Types of collection from operating activities
Collections from the sale of goods and services	$ 3,053,366,631	$ 3,037,830,501	$ 3,147,019,752
Collections from premiums and services, annual payments, and other obligations from policies held	30,131,403	9,201,388	6,808,382
Collections derived from leasing and subsequent sale of these assets	7,938,954
Other collections from operating activities	929,839	23,353,592	15,216,737
Types of payment in cash from operating activities
Payments to suppliers for goods and services	(1,923,705,670)	(1,921,809,622)	(2,068,346,327)
Payments to and on behalf of employees	(130,102,939)	(119,944,410)	(128,787,065)
Payments on premiums and services, annual payments, and other obligations from policies held	(16,828,690)	(15,704,586)	(15,466,609)
Payments for manufacturing or acquiring assets held to lease to others and subsequently to sell	(39,625,028)
Other payments for operating activities	(154,500,049)	(137,352,099)	(130,403,003)
Income taxes paid	(82,778,533)	(134,512,945)	(183,022,750)
Other outflows of cash, net	(1,114,199)	(5,536,297)	(7,405,397)
Net cash flows from operating activities	743,711,719	735,525,522	635,613,720
Cash flows from (used in) investing activities
Cash flows from the loss of control of subsidiaries or other businesses, net		(1,624,326,739)
Other collections from the sale of equity or debt instruments belonging to other entities			115,582,806
Other payments to acquire equity or debt instruments of other entities	(130,639)
Other payments to acquire stakes in joint ventures			(1,943,100)
Loans to related companies		(37,940,159)	(161,363,897)
Proceeds from the sale of property, plant and equipment	872,988	4,640,835	4,428,995
Purchases of property, plant and equipment	(300,346,362)	(300,538,836)	(266,029,921)
Purchases of intangible assets	(20,732,156)
Payments for future, forward, option and swap contracts	(7,551,080)	(1,475,713)	(7,808,837)
Collections from future, forward, option and swap contracts	2,737,887	352,734	835,105
Collections from related companies		76,307,192	161,363,898
Dividends received	6,455,840	1,520,979	879,884
Interest received	6,034,028	6,653,972	7,589,290
Other inflows (outflows) of cash	1,127,683	(6,753,959)
Net cash flows used in investing activities	(311,531,811)	(1,881,559,694)	(146,465,777)
Cash flows from (used in) financing activities
Payments proceeds from share Issuance		665,829,207
Payments for acquiring treasury shares		(72,388,009)
Total Amounts from long-term loans		1,565,782,604
Proceeds from long-term loans		1,565,782,604
Loans from related companies	283,831,505		150,000,000
Payments of loans	(315,323,464)	(819,525,929)	(5,534,483)
Payments on borrowings and financial lease liabilities	(4,498,202)	(1,889,685)	(2,592,237)
Payment of loans to related companies			(150,000,000)
Dividends paid	(236,478,649)	(231,392,743)	(260,803,055)
Interest paid	(134,429,754)	(116,540,891)	(43,816,959)
Other outflows of cash, net	(33,537,124)	(23,297,678)	(4,848,787)
Net cash flows used in financing activities	(440,435,688)	966,576,876	(317,595,521)
Net increase (decrease) in cash and cash equivalents before effect of exchange rate changes	(8,255,780)	(179,457,296)	171,552,422
Effect of exchange rate changes on cash and cash equivalents
Effect of exchange rate changes on cash and cash equivalents	(1,231,644)	5,173,194	1,904,412
Net increase (decrease) in cash and cash equivalents	(9,487,424)	(174,284,102)	173,456,834
Cash and cash equivalents at beginning of year	245,171,924	419,456,026	245,999,192
Cash and cash equivalents at end of year	$ 235,684,500	$ 245,171,924	$ 419,456,026